Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 13,596	$ 11,769
Less-accumulated amortization	(7,712)	(4,581)
Intangible assets, net	5,884	7,188
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,920	3,920
Capitalized internal-use software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,596	4,019
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,660	2,660
Workforce
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,250
Trade name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,170	$ 1,170